Offerings	Oct. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	399,860
Proposed Maximum Offering Price per Unit	2.68
Maximum Aggregate Offering Price	$ 1,071,624.80
Amount of Registration Fee	$ 93.23
Offering Note	Shares previously registered for rights to purchase common stock were 12,949,392. This amendment reduces this amount to 7,853,492 with a total aggregate offering price of $20,104,939.05 and total registration fee of $1,749.13. The Company paid $2,884.09 for the original number of shares being registered in conjunction with the filling of its Form S-3 on October 16, 2026
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Rights to purchase Common stock, $0.001 par value per share
Amount Registered | shares	12,949,392
Proposed Maximum Offering Price per Unit	2.56
Maximum Aggregate Offering Price	$ 33,150,443.52
Amount of Registration Fee	$ 2,884.09
Offering Note	Shares previously registered for rights to purchase common stock were 12,949,392. This amendment reduces this amount to 7,853,492 with a total aggregate offering price of $20,104,939.05 and total registration fee of $1,749.13. The Company paid $2,884.09 for the original number of shares being registered in conjunction with the filling of its Form S-3 on October 16, 2026